LEASES AND SHIP CHARTERS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 2,081	$ 7,337
Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	2,081	5,256
Year 2
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 0	$ 2,081